Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	9,247,757	1,220,290
Options Outstanding [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	1,794,300	1,070,301
Unvested restricted stock [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	160,643	46,199
Unvested common stock subject to repurchase [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	74,840	103,790
Warrants To Purchase Common Stock [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of diluted net loss per share	7,217,974	0